Schedule of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of options outstanding, beginning balance	2,587
Weighted- average exercise price options outstanding, beginning balance	$ 63.20
Number of options, Forfeited	(467)
Weighted average exercise price, Forfeited	$ 87.98
Number of options outstanding, ending balance	2,120	2,587
Weighted- average exercise price options outstanding, ending balance	$ 57.95	$ 63.20
Aggregate intrinsic value, outstanding Balance	$ 0
Number of options exercisable, ending balance	2,120
Weighted- average exercise price options exercisable, ending balance	$ 57.95
Beeline Financial Holdings Inc [Member]
Number of options outstanding, beginning balance	193,720	228,810
Weighted- average exercise price options outstanding, beginning balance	$ 3.94	$ 4.08
Weighted average remaining contractual term, Outstanding	4 years 7 months 6 days	5 years	6 years
Aggregate intrinsic value, outstanding Balance
Number of options, Forfeited	(66,320)	(35,090)
Weighted average exercise price, Forfeited
Aggregate intrinsic value, Forfeited
Number of options, Granted	609,090
Weighted average exercise price, Granted	$ 2.50
Aggregate intrinsic value, Granted
Number of options outstanding, ending balance	736,490	193,720	228,810
Weighted- average exercise price options outstanding, ending balance	$ 2.89	$ 3.94	$ 4.08
Aggregate intrinsic value, outstanding Balance
Number of options exercisable, ending balance	152,850
Weighted- average exercise price options exercisable, ending balance	$ 2.89
Weighted average remaining contractual term, exercisable	4 years 7 months 6 days
Aggregate intrinsic value, outstanding Exercisable